Accounts Receivable - Accounts Receivable (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Accounts receivable, gross	€ 880,169	€ 607,359
Allowance for doubtful receivables	(1,848)	(2,071)	(2,582)
Accounts receivable, net	€ 878,321	€ 605,288